Financial Liabilities - Borrowings - Summary of Carrying Amounts and Market Value of Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 19	£ 44
Non-current borrowings	1,066	2,424
Finance lease liabilities	8	9
Borrowings	1,085	2,468
Market value [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	8	9
Borrowings	1,089	2,429
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	15	39
Bank loans and overdrafts [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	15	39
6.25% Global dollar bonds 2018 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		£ 469
Effective interest rate		6.46%
6.25% Global dollar bonds 2018 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		£ 468
4.625% US dollar notes 2018 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		£ 254
Effective interest rate		4.69%
4.625% US dollar notes 2018 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		£ 250
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 463	£ 453
Effective interest rate	2.04%	2.04%
1.875% Euro notes 2021 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 467	£ 454
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 85	£ 407
Effective interest rate	3.94%	3.94%
3.75% US dollar notes 2022 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 87	£ 396
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 69	£ 402
Effective interest rate	3.36%	3.36%
3.25% US dollar notes 2023 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 67	£ 381
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 445	£ 435
Effective interest rate	1.44%	1.44%
1.375% Euro notes 2025 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 445	£ 432